Payroll, staff and employee benefits obligations - Type of assets (Details) - Pension benefits	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Asset allocation
Equity securities	26.00%	27.00%	28.00%
Debt securities	43.00%	42.00%	42.00%
Monetary	3.00%	2.00%	4.00%
Annuity contracts	20.00%	21.00%	21.00%
Real estate	8.00%	8.00%	5.00%